N-4	Dec. 31, 2025 USD ($) Years
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0001021330
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]

Important Information You Should Consider About the Contract
Fees, Expenses, and Adjustments
Are there Charges or Adjustments for Early Withdrawals?
Yes.
For B Series: If you withdraw money from the Contract within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Contract. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None.
For more information on early withdrawal charges, please refer to the "Charges and Adjustments" section of this prospectus.

Are there Transaction Charges?
Yes.
In addition to surrender charges, charges may be applied to transfers (if more than 20 in an Contract Year), to requests for duplicate reports, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Charges and Adjustments" section of this prospectus.

Important Information You Should Consider About the Contract
Fees, Expenses, and Adjustments
Are there Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract Fees[1] B Series C Series	0.950% 1.350%	1.134% 1.384%
	Portfolio Company fees and expenses	0.28%	1.41%
	Optional benefits available for an additional charge: B Series and C Series (for a single optional benefit, if elected)	Premium Based: 0.15%[2] plus Account Value Based: 0.15%[2]	Premium Based: 0.17%[3] plus Account Value Based: 0.18%[3]
[1]Charge based on average daily net assets allocated to the Variable Options plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the "Charges and Adjustments" section of this prospectus.
[2]Charge based partly on a percentage of premiums paid and partly on net assets allocated to the Variable Options. This charge is the minimum charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.
[3]Charge based partly on a percentage of the premiums paid and partly on net assets allocated to the Variable Options. This charge is the current charge for the Return of Purchase Payments Death Benefit, the most expensive optional benefit with an additional charge.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost B Series - $1,248 C Series - $1,651	Highest Annual Cost B Series - $2,901 C Series - $3,151
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges or advisory fees
  No subsequent Purchase Payments, transfers or withdrawals

Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges or advisory fees
  No subsequent Purchase Payments, transfers or withdrawals

For more information on transaction charges, please refer to the “Fee Table” and "Charges and Adjustments" sections of this prospectus.

Charges for Early Withdrawals [Text Block]
Are there Charges or Adjustments for Early Withdrawals?
Yes.
For B Series: If you withdraw money from the Contract within 7 years following your last premium payment, you may be assessed a surrender charge. The maximum surrender charge is 7% of the premium payment, and a surrender charge may be assessed up to 7 years after the last premium payment under the Contract. If you make an early withdrawal, you could pay a surrender charge of up to $7,000 on a $100,000 withdrawal.
For C Series: None.
For more information on early withdrawal charges, please refer to the "Charges and Adjustments" section of this prospectus.

Surrender Charge Phaseout Period, Years | Years	7
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Transaction Charges [Text Block]
Are there Transaction Charges?
Yes.
In addition to surrender charges, charges may be applied to transfers (if more than 20 in an Contract Year), to requests for duplicate reports, or if state or local premium taxes are assessed.
For more information on transaction charges, please refer to the "Charges and Adjustments" section of this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Are there Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Annual Fee
Minimum
Maximum
Base Contract Fees[1]
B Series
C Series
0.950%
1.350%
1.134%
1.384%
Portfolio Company fees and expenses
0.28%
1.41%
Optional benefits available for an additional charge:
B Series and C Series
(for a single optional benefit, if elected)
Premium Based: 0.15%[2]
plus
Account Value Based: 0.15%[2]
Premium Based: 0.17%[3]
plus
Account Value Based: 0.18%[3]
[1]Charge based on average daily net assets allocated to the Variable Options plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the "Charges and Adjustments" section of this prospectus.
[2]Charge based partly on a percentage of premiums paid and partly on net assets allocated to the Variable Options. This charge is the minimum charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.
[3]Charge based partly on a percentage of the premiums paid and partly on net assets allocated to the Variable Options. This charge is the current charge for the Return of Purchase Payments Death Benefit, the most expensive optional benefit with an additional charge.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.
Lowest Annual Cost
B Series - $1,248
C Series - $1,651
Highest Annual Cost
B Series - $2,901
C Series - $3,151
Assumes:
  Investment of $100,000
  5% annual appreciation
  Least expensive Portfolio fees and expenses
  No optional benefits
  No sales charges or advisory fees
  No subsequent Purchase Payments, transfers or withdrawals
Assumes:
  Investment of $100,000
  5% annual appreciation
  Most expensive combination of optional benefits and Portfolio fees and expenses
  No sales charges or advisory fees
  No subsequent Purchase Payments, transfers or withdrawals
For more information on transaction charges, please refer to the “Fee Table” and "Charges and Adjustments" sections of this prospectus.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.41%
Base Contract (N-4) Footnotes [Text Block]	Charge based on average daily net assets allocated to the Variable Options plus an amount attributable to the Premium Based Charge. For more information on the Premium Based Charge, please refer to the "Charges and Adjustments" section of this prospectus.
Optional Benefits Footnotes [Text Block]	Charge based partly on a percentage of premiums paid and partly on net assets allocated to the Variable Options. This charge is the minimum charge for the Return of Purchase Payments Death Benefit, the least expensive optional benefit with an additional charge.Charge based partly on a percentage of the premiums paid and partly on net assets allocated to the Variable Options. This charge is the current charge for the Return of Purchase Payments Death Benefit, the most expensive optional benefit with an additional charge.
Risks [Table Text Block]
Is there a Risk of Loss from Poor Performance?
Yes.
You can lose money by investing in the Contract.
For more information on the risk of loss from poor performance, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Is this a Short-Term Investment?
No.
The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Because of the long-term nature of the Contract, you should consider whether the Contract is consistent with your financial situation and objectives. Withdrawals may generally reduce the level of various optional benefit guarantees provided and may be subject to federal and state income taxes, as well as a 10% additional tax.
For more information on the short-term investment risks, please refer to the “Principal Risks Investing in the Contract” section of this prospectus.
What are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you select. Each of the Investment Options available under the Contract has its own unique risks. You should review the Investment Options before making an investment decision.
For more information on the risk associated with Investment Options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request. Such requests can be made toll free at 1-888-PRU-2888.
For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.

Investment Restrictions [Text Block]
Yes.
There are restrictions that may limit the investment options that you may choose, and there are limitations on the transfer of Account Value among investment options.
  You may make twenty (20) free transfers between Investment Options each Contract Year. After the twentieth transfer in each Contract Year, we will charge $10 for each additional transfer.
We reserve the right to:
  Remove or substitute Portfolios as Investment Options or to close Variable Options to subsequent Purchase Payments on existing Annuities or Annuities purchased on or after specified dates,
  Impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf,
  Limit the number of transfers you may make or to impose a minimum transfer amount, and
  Limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities.
  Certain Investment Options may not be available through certain financial intermediaries. See Appendix C - Financial Intermediary Variations and the Cover Page for additional information.
For more information on investment and transfer restrictions, please refer to the "Charges and Adjustments" section, "Appendix A“ the "Restrictions on Transfers Between Investment Options" section, the "Principal Risks of Investing in the Contract" section, the "General Description of Contracts" section, and the "Financial Professional Permission to Forward Transaction Instructions" section of this prospectus.

Key Information, Benefit Restrictions [Text Block]
Yes.
There are restrictions and limitations relating to benefits offered under the Contract. Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
  Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix C- Financial Intermediary Variations.
  You may be able to obtain optional benefits, which may require additional charges. If you elect to purchase one or more optional benefits, we will deduct an additional charge on a daily or quarterly basis from your Account Value allocated to the Variable Options. The charge for the optional benefit is deducted in addition to the insurance charge due to the increased insurance risk associated with the optional benefit.
  Any withdrawals, that exceed limits specified by the terms of an optional benefit may affect the availability of the benefit by reducing the benefit by an amount greater than the value withdrawn, and/or could terminate the benefit.
For more information on optional benefits under the Contract, please refer to the “Benefits Available Under the Contract” section of this prospectus.

Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax, and may be subject to a 10% additional tax for distributions taken prior to age 59½.
For more information on tax implications, please refer to the “Taxes” section of this prospectus.

Investment Professional Compensation [Text Block]
Broker/dealers may receive compensation for selling the Contract to investors and may have a financial incentive to offer or recommend the Contract over another investment. This compensation is paid in the form of commissions, revenue sharing, and other compensation programs based on your investments in the Contract.
For more information on investment professional compensation, please refer to the Statement of Additional Information.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing Contract, that it is preferable to purchase the new Contract, rather than continue to own your existing Contract.
For more information on exchanges, please refer to the Statement of Additional Information.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]
FEE TABLE
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or from the Annuity. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from the Contract, transfer Account Value between Investment Options, or request duplicate reports. State premium taxes may also be deducted. These fees and charges are described in more detail within this prospectus in the "Charges and Adjustments" section.

Transaction Expenses	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Deferred Sales Charge (as a percentage of each Purchase Payment)[1] B Series C Series	7% None	7% None
Transfer Fee[2]	$10	$10
Additional Copies of Reports[3]	$0	$50
The following Contingent Deferred Sales Charge percentages apply based on the year of the surrender or withdrawal:

	Less than 1 Year	1 Year or more but less than 2 Years	2 Years or more but less than 3 Years	3 Years or more but less than 4 Years	4 Years or more but less than 5 Years	5 Years or more but less than 6 Years	6 Years or more but less than 7 Years	7 Years or more
B Series (signed before 8/8/2016)	7.0%	7.0%	6.0%	6.0%	5.0%	4.0%	3.0%	0.0%
B Series (signed on or after 8/8/2016)	7.0%	7.0%	6.0%	6.0%	5.0%	0.0%	0.0%	0.0%
C Series	There is no CDSC for this Annuity
The next table describes the current and maximum fees and expenses that you will pay each year during the time that you own the Annuity (not including Portfolio fees and expenses). Your current fees and expenses may be less than the maximum. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually as a percentage of Account Value)	Lesser of $50 or 2%	Lesser of $50 or 2%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Charges”) B Series C Series	0.47% 0.67%	0.47% 0.67%

Annual Annuity Expenses	Current	Maximum
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 (assessed daily as a percentage of the net assets of the Variable Options) B Series C Series	0.48% 0.68%	0.48% 0.68%
Premium Based Insurance Charge - for contracts issued before September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Charges”) B Series C Series	0.55% 0.67%	0.55% 0.67%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 (assessed daily as a percentage of the net assets of the Variable Options) B Series C Series	0.55% 0.68%	0.55% 0.68%
Your Optional Benefit Fees and Charges
Return of Purchase Payments Death Benefit Charge[3] For contracts issued on or after August 24, 2015	Premium Based: 0.17% Plus Account Value Based: 0.18%	Premium Based: 0.17% Plus Account Value Based: 0.18%
For contracts issued prior to August 24, 2015	Premium Based: 0.15% Plus Account Value Based: 0.15%	Premium Based: 0.15% Plus Account Value Based: 0.15%
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Annuity. Expenses shown may change over time and may be higher or lower in the future. A complete list of Portfolios available under the Annuity, including their annual expenses, may be found at Appendix A of this prospectus.

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.28%	1.41%
		[1],[2],[3],[4],[5],[6]
Transaction Expenses [Table Text Block]

Transaction Expenses	Current	Maximum
Sales Charge Imposed on Purchases	None	None
Deferred Sales Charge (as a percentage of each Purchase Payment)[1] B Series C Series	7% None	7% None
Transfer Fee[2]	$10	$10
Additional Copies of Reports[3]	$0	$50

Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Sales Load (of Purchase Payments), Current [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]	The Deferred Sales Charges, if applicable, are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1. Purchase Payments are withdrawn on a “first-in, first-out” basis.
Transfer Fee, Maximum [Dollars]	$ 10
Transfer Fee, Current [Dollars]	10
Other Transaction Fee, Maximum [Dollars]	50
Other Transaction Fee, Current [Dollars]	$ 0
Other Transaction Fee, Footnotes [Text Block]	Currently, we deduct the fee after the 20th transfer each Annuity Year. Transfers in connection with a rebalancing or dollar cost averaging program do not count toward the 20 free transfers in an Annuity Year.
Annual Contract Expenses [Table Text Block]

Annual Annuity Expenses	Current	Maximum
Administrative Expenses[1] (assessed annually as a percentage of Account Value)	Lesser of $50 or 2%	Lesser of $50 or 2%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Charges”) B Series C Series	0.47% 0.67%	0.47% 0.67%

Annual Annuity Expenses	Current	Maximum
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 (assessed daily as a percentage of the net assets of the Variable Options) B Series C Series	0.48% 0.68%	0.48% 0.68%
Premium Based Insurance Charge - for contracts issued before September 16, 2019[2] (assessed quarterly on the Charge Basis, as described in “Charges”) B Series C Series	0.55% 0.67%	0.55% 0.67%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 (assessed daily as a percentage of the net assets of the Variable Options) B Series C Series	0.55% 0.68%	0.55% 0.68%
Your Optional Benefit Fees and Charges
Return of Purchase Payments Death Benefit Charge[3] For contracts issued on or after August 24, 2015	Premium Based: 0.17% Plus Account Value Based: 0.18%	Premium Based: 0.17% Plus Account Value Based: 0.18%
For contracts issued prior to August 24, 2015	Premium Based: 0.15% Plus Account Value Based: 0.15%	Premium Based: 0.15% Plus Account Value Based: 0.15%

Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Current [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	The Administrative Expense is referred to as “Annual Maintenance Fee” elsewhere in this Prospectus. The Administrative Expense is only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.
Base Contract Expense, Footnotes [Text Block]	The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series for contracts issued on or after September 16, 2019 and is deducted on a quarterly basis at a rate of 0.1375% for the B Series for contracts issued before September 16, 2019. The Premium Based Insurance Charge is deducted on a quarterly basis at a rate of 0.1675% for the C Series.
Optional Benefit Expense, Footnotes [Text Block]	For contracts issued on or after August 24, 2015 the Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Variable Options (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Variable Options in which you maintain Account Value on the date the charge is due. For contracts issued prior to August 24, 2015, the charge is comprised of a 0.15% charge assessed daily as a percentage of the net assets of the Variable Options (Account Value Based Charge) plus a 0.15% Premium Based Charge assessed quarterly at 0.0375% and deducted on a proportional basis from the Variable Options in which you maintain Account Value on the date the charge is due.
Annual Portfolio Company Expenses [Table Text Block]

Annual Portfolio Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	Minimum	Maximum
	0.28%	1.41%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Before Waivers and Reimbursement Minimum [Percent]	0.28%
Portfolio Company Expenses Before Waivers and Reimbursement Maximum [Percent]	1.41%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
The risks identified below are the principal risks of investing in the Annuity. The Annuity may be subject to additional risks other than those identified and described in this prospectus.
Risk of Loss: You could lose money by investing in the Annuity, including your principal investment. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risks Associated with Variable Options: You take all the investment risk for amounts allocated to one or more of the Variable Options, which invest in Portfolios. If the Variable Options you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Variable Options invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision. We reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates.
Early Withdrawal Risk: The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Because of the long-term nature of the Annuity, you should consider whether the Annuity is consistent with your financial situation and objectives. Withdrawals under the Annuity, including partial withdrawals and a full surrender, may be subject to negative tax consequences. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar-for-dollar basis. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Insurance Company Risk: No company other than Pruco Life of New Jersey has any legal responsibility to pay amounts that Pruco Life of New Jersey owes under the Annuity, including amounts allocated to the fixed allocations, which are supported by our general account and are subject to our claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. You should look to the financial strength of Pruco Life of New Jersey for its claims-paying ability. Pruco Life of New Jersey is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life of New Jersey and our ability to conduct business and process transactions. Although Pruco Life of New Jersey has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life of New Jersey may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Possible Adverse Tax Consequences: The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value: We may apply fees if you access your Account Value during the Accumulation Period or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Contingent Deferred Sales Charge, Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefit. In addition, we may assess a Market Value Adjustment for withdrawals from a fixed allocation.
Annuity Changes Risk: We reserve the right to limit the number of transfers you may make or to impose a minimum transfer amount. We also reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates. We may limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities. In addition, we may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
Cyber Security and Business Continuity Risks: With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s Portfolios and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to a Portfolio, an inability to calculate unit values with respect to the Annuity and/or the net asset value (“NAV”) with respect to a Portfolio, and disclosures of your personal or confidential account information. In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the Portfolios offered under the Annuity may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the Portfolios, and the issuers in which the Portfolios invest.
The military invasion of Ukraine initiated by Russia in February 2022 and the resulting response by the United States and other countries have led to economic disruptions, as well as increased volatility and uncertainty in the financial markets. It is not possible to predict the ultimate duration and scope of the conflict, or the future impact on U.S. and global economies and financial markets.
Artificial Intelligence Risk: In addition to the cyber security risks described above, the development, adoption and use of AI, including generative artificial intelligence (“Generative AI”), by us and by third parties on whom we rely may increase existing operational risks or create new operational risks that we are not currently anticipating. AI technologies offer potential benefits in areas such as customer service personalization and process automation, and we expect to use AI and Generative AI to help deliver products and services and support critical functions. We also expect third parties on whom we rely to do the same. There are significant risks involved in developing and deploying AI, and there can be no assurance that its use will enhance our products or services or be beneficial to our business, including our efficiency or profitability. The risk that AI and Generative AI may be misused is increased by the relative newness of the technology, the speed at which it is being adopted, and the lack of laws, regulations or standards governing its use. Such misuse could expose the Company to legal or regulatory risk, damage customer relationships or cause reputational harm. Further, our ability to continue to develop and efficiently deploy AI technologies depends on access to specific third-party equipment and other physical infrastructure, such as processing hardware and network capacity, the availability and pricing of which is difficult to control, especially in a highly competitive environment. Our competitors may also adopt AI or Generative AI more quickly or more effectively than we do, which could cause competitive harm. Because the Generative AI technology is so new, some of the potential risks of Generative AI are currently unknowable.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]
BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Annuity. Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix C - Financial Intermediary Variations and the Cover Page for additional information.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	None.	None.
Return of Purchase Payments Death Benefit	Provide an optional death benefit called the Return of Purchase Payments Death Benefit.	Optional	Premium Based: 0.17% plus Account Value Based: 0.18%
Must be elected at the time you purchase the Annuity.
The availability of Contract benefits described in this prospectus may vary depending on the broker-dealer through which the Contract is sold. See "Appendix C- Financial Intermediary Variations."

Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of any Variable Option and into any other Variable Option(s).	Standard	None.	None.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None.	None.
Asset Allocation	A method of diversification which allocates assets among classes.	Standard	None.	None.

Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Restrictions/Limitations
Basic Death Benefit	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.	Standard	None.	None.
Return of Purchase Payments Death Benefit	Provide an optional death benefit called the Return of Purchase Payments Death Benefit.	Optional	Premium Based: 0.17% plus Account Value Based: 0.18%
Must be elected at the time you purchase the Annuity.
The availability of Contract benefits described in this prospectus may vary depending on the broker-dealer through which the Contract is sold. See "Appendix C- Financial Intermediary Variations."

Dollar Cost Averaging	Allows you to systematically transfer a percentage amount out of any Variable Option and into any other Variable Option(s).	Standard	None.	None.
Auto-Rebalancing	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.	Standard	None.	None.
Asset Allocation	A method of diversification which allocates assets among classes.	Standard	None.	None.

Optional Benefit Expense, Footnotes [Text Block]	For contracts issued on or after August 24, 2015 the Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Variable Options (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Variable Options in which you maintain Account Value on the date the charge is due. For contracts issued prior to August 24, 2015, the charge is comprised of a 0.15% charge assessed daily as a percentage of the net assets of the Variable Options (Account Value Based Charge) plus a 0.15% Premium Based Charge assessed quarterly at 0.0375% and deducted on a proportional basis from the Variable Options in which you maintain Account Value on the date the charge is due.
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]
APPENDIX A – INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Certain Investment Options may not be available through certain financial intermediaries. See “Appendix C- Financial Intermediary Variations.”
Variable Options
The following is the list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLNJ-PRUPREMIERINV-NY-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.
The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4 Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4♦ Capital Research and Management Company	0.91%	24.46%	10.01%	10.74%
Equity	American Funds Insurance Series® EUPAC Fund - Class 4 (formerly American Funds Insurance Series International Fund - Class 4)♦ Capital Research and Management Company	0.97%	26.41%	3.14%	6.73%
Equity	American Funds Insurance Series® Growth Fund - Class 4 Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 4 Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
Equity	American Funds Insurance Series® New World Fund® - Class 4♦ Capital Research and Management Company	1.07%	27.92%	5.06%	8.98%
Equity	American Funds Insurance Series® SMALLCAP World Fund - Class 4 (formerly Amercian Funds Insurance Series Global Small Capitalization Fund - Class 4)♦ Capital Research and Management Company	1.15%	14.33%	0.23%	6.96%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 4♦ Capital Research and Management Company	0.72%	6.98%	-0.38%	2.11%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 4♦ Capital Research and Management Company	0.75%	16.90%	13.60%	12.08%
Fixed Income	AST Core Fixed Income Portfolio[1] J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Limited Wellington Management Company LLP	0.68%	7.15%	-1.10%	2.30%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.58%	3.78%	2.86%	1.78%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC Putnam Investment Management LLC	1.02%	32.84%	5.76%	10.00%
Equity	AST Large-Cap Equity Portfolio[1] ClearBridge Investments, LLC Dimensional Fund Advisors LP J.P. Morgan Investment Management Inc. PGIM Quantitative Solutions LLC	0.84%	14.88%	13.25%	12.47%
Equity	AST Large-Cap Growth Portfolio[1] Clearbridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management Inc. T. Rowe Price Associates, Inc. Putnam Investment Management LLC	0.87%	17.06%	11.35%	16.27%
Equity	AST Large-Cap Value Portfolio[1] ClearBridge Investments, LLC Dimensional Fund Advisors LP Hotchkis and Wiley Capital Management, LLC J.P. Morgan Investment Management Inc. Putnam Investment Management LLC	0.81%	16.05%	12.97%	11.35%
Allocation	AST Quantitative Modeling Portfolio1,♦ PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.06%	14.76%	7.62%	8.65%
Equity	AST Small-Cap Equity Portfolio[1] Boston Partners Global Investors, Inc. Dimensional Fund Advisors LP Driehaus Capital Management LLC Hotchkis and Wiley Capital Management, LLC TimesSquare Capital Management, LLC	1.01%	7.41%	1.81%	10.39%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.92%	19.73%	13.85%	14.08%
Equity	BlackRock Advantage Large Cap Value V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.85%	17.99%	12.42%	10.85%
Equity	BlackRock Basic Value V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.02%	24.04%	12.81%	10.52%
Equity	BlackRock Capital Appreciation V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.04%	11.77%	10.50%	15.32%
Equity	BlackRock Equity Dividend V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.93%	21.32%	11.45%	11.01%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	BlackRock Global Allocation V.I. Fund - Class III♦ BlackRock Advisors, LLC BlackRock (Singapore) Limited BlackRock International Limited	1.01%	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.02%	11.48%	10.19%	15.98%
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2 Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio - Service Class 2 Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.79%	21.24%	15.08%	15.49%
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2 Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.81%	21.73%	11.04%	19.64%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2 Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.84%	14.10%	3.92%	N/A
Equity	MFS® International Growth Portfolio - Service Class♦ Massachusetts Financial Services Company	1.13%	20.81%	6.80%	9.60%
Equity	MFS® Investors Trust Series - Service Class♦ Massachusetts Financial Services Company	0.99%	13.32%	11.06%	12.21%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Service Class♦ Massachusetts Financial Services Company	0.97%	9.61%	9.74%	13.98%
Equity	MFS® Mid Cap Growth Series - Service Class♦ Massachusetts Financial Services Company	1.06%	3.40%	3.03%	11.32%
Equity	MFS® New Discovery Series - Service Class♦ Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Equity	MFS® Research Series - Service Class♦ Massachusetts Financial Services Company	0.99%	12.57%	10.87%	12.65%
Equity	MFS® Technology Portfolio - Service Class♦ Massachusetts Financial Services Company	1.07%	16.28%	12.17%	18.35%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	MFS® Total Return Bond Series - Service Class♦ Massachusetts Financial Services Company	0.78%	6.94%	-0.09%	2.38%
Allocation	MFS® Total Return Series - Service Class♦ Massachusetts Financial Services Company	0.86%	10.91%	6.16%	7.36%
Equity	MFS® Utilities Series - Service Class♦ Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
Equity	PSF Global Portfolio - Class III♦ PGIM Quantitative Solutions LLC	0.98%	21.73%	N/A	N/A
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class III PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.83%	11.89%	N/A	N/A
Allocation	PSF PGIM Flexible Managed Portfolio - Class III PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.87%	12.87%	N/A	N/A
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class III♦ PGIM Fixed Income PGIM Limited	0.82%	8.71%	N/A	N/A
Equity	PSF PGIM Jennison Blend Portfolio - Class III♦ Jennison Associates LLC	0.71%	18.23%	N/A	N/A
Equity	PSF PGIM Jennison Growth Portfolio - Class III♦ Jennison Associates LLC	0.85%	13.98%	N/A	N/A
Equity	PSF PGIM Jennison Value Portfolio - Class III Jennison Associates LLC	0.68%	16.59%	N/A	N/A
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class III PGIM Fixed Income PGIM Limited	0.68%	7.53%	N/A	N/A
Equity	PSF Small-Cap Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.38%	5.69%	6.97%	9.52%
Equity	PSF Small-Cap Stock Index Portfolio - Class III PGIM Quantitative Solutions LLC	0.63%	5.42%	N/A	N/A
Equity	PSF Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.28%	17.56%	14.09%	14.51%
Equity	PSF Stock Index Portfolio - Class III PGIM Quantitative Solutions LLC	0.53%	17.27%	N/A	N/A
		[7],[8],[9],[10],[11],[12],[13],[14],[15]
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is the list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.prudential.com/regdocs/PLNJ-PRUPREMIERINV-NY-STAT. You can also request this information at no cost by calling 1-800-346-3778 or by sending an email to service@prudential.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolio Companies.The current expenses and performance information below reflects fee and expenses of the Portfolio, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher, and performance would be lower if these other charges were included. The Portfolio’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	American Funds Insurance Series® Asset Allocation Fund - Class 4 Capital Research and Management Company	0.79%	15.59%	8.70%	9.50%
Equity	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4♦ Capital Research and Management Company	0.91%	24.46%	10.01%	10.74%
Equity	American Funds Insurance Series® EUPAC Fund - Class 4 (formerly American Funds Insurance Series International Fund - Class 4)♦ Capital Research and Management Company	0.97%	26.41%	3.14%	6.73%
Equity	American Funds Insurance Series® Growth Fund - Class 4 Capital Research and Management Company	0.83%	19.93%	13.09%	17.67%
Equity	American Funds Insurance Series® Growth-Income Fund - Class 4 Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
Equity	American Funds Insurance Series® New World Fund® - Class 4♦ Capital Research and Management Company	1.07%	27.92%	5.06%	8.98%
Equity	American Funds Insurance Series® SMALLCAP World Fund - Class 4 (formerly Amercian Funds Insurance Series Global Small Capitalization Fund - Class 4)♦ Capital Research and Management Company	1.15%	14.33%	0.23%	6.96%
Fixed Income	American Funds Insurance Series® The Bond Fund of America® - Class 4♦ Capital Research and Management Company	0.72%	6.98%	-0.38%	2.11%
Equity	American Funds Insurance Series® Washington Mutual Investors Fund - Class 4♦ Capital Research and Management Company	0.75%	16.90%	13.60%	12.08%
Fixed Income	AST Core Fixed Income Portfolio[1] J.P. Morgan Investment Management Inc. PGIM Fixed Income PGIM Limited Wellington Management Company LLP	0.68%	7.15%	-1.10%	2.30%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	AST Government Money Market Portfolio[1] PGIM Fixed Income	0.58%	3.78%	2.86%	1.78%
Equity	AST International Equity Portfolio[1] Jennison Associates LLC J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company PGIM Quantitative Solutions LLC Putnam Investment Management LLC	1.02%	32.84%	5.76%	10.00%
Equity	AST Large-Cap Equity Portfolio[1] ClearBridge Investments, LLC Dimensional Fund Advisors LP J.P. Morgan Investment Management Inc. PGIM Quantitative Solutions LLC	0.84%	14.88%	13.25%	12.47%
Equity	AST Large-Cap Growth Portfolio[1] Clearbridge Investments, LLC Jennison Associates LLC J.P. Morgan Investment Management Inc. T. Rowe Price Associates, Inc. Putnam Investment Management LLC	0.87%	17.06%	11.35%	16.27%
Equity	AST Large-Cap Value Portfolio[1] ClearBridge Investments, LLC Dimensional Fund Advisors LP Hotchkis and Wiley Capital Management, LLC J.P. Morgan Investment Management Inc. Putnam Investment Management LLC	0.81%	16.05%	12.97%	11.35%
Allocation	AST Quantitative Modeling Portfolio1,♦ PGIM Quantitative Solutions LLC PGIM Fixed Income PGIM Limited Jennison Associates LLC	1.06%	14.76%	7.62%	8.65%
Equity	AST Small-Cap Equity Portfolio[1] Boston Partners Global Investors, Inc. Dimensional Fund Advisors LP Driehaus Capital Management LLC Hotchkis and Wiley Capital Management, LLC TimesSquare Capital Management, LLC	1.01%	7.41%	1.81%	10.39%
Equity	BlackRock Advantage Large Cap Core V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.92%	19.73%	13.85%	14.08%
Equity	BlackRock Advantage Large Cap Value V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.85%	17.99%	12.42%	10.85%
Equity	BlackRock Basic Value V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.02%	24.04%	12.81%	10.52%
Equity	BlackRock Capital Appreciation V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.04%	11.77%	10.50%	15.32%
Equity	BlackRock Equity Dividend V.I. Fund - Class III♦ BlackRock Advisors, LLC	0.93%	21.32%	11.45%	11.01%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Allocation	BlackRock Global Allocation V.I. Fund - Class III♦ BlackRock Advisors, LLC BlackRock (Singapore) Limited BlackRock International Limited	1.01%	19.51%	5.51%	7.33%
Equity	BlackRock Large Cap Focus Growth V.I. Fund - Class III♦ BlackRock Advisors, LLC	1.02%	11.48%	10.19%	15.98%
Allocation	Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2 Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity® Variable Insurance Products Contrafund® Portfolio - Service Class 2 Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.79%	21.24%	15.08%	15.49%
Equity	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2 Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.81%	21.73%	11.04%	19.64%
Equity	Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2 Fidelity Management & Research Company LLC FMR Investment Management (UK) Limited Fidelity Management & Research (Hong Kong) Limited Fidelity Management & Research (Japan) Limited	0.84%	14.10%	3.92%	N/A
Equity	MFS® International Growth Portfolio - Service Class♦ Massachusetts Financial Services Company	1.13%	20.81%	6.80%	9.60%
Equity	MFS® Investors Trust Series - Service Class♦ Massachusetts Financial Services Company	0.99%	13.32%	11.06%	12.21%
Equity	MFS® Massachusetts Investors Growth Stock Portfolio - Service Class♦ Massachusetts Financial Services Company	0.97%	9.61%	9.74%	13.98%
Equity	MFS® Mid Cap Growth Series - Service Class♦ Massachusetts Financial Services Company	1.06%	3.40%	3.03%	11.32%
Equity	MFS® New Discovery Series - Service Class♦ Massachusetts Financial Services Company	1.12%	12.56%	-0.54%	10.46%
Equity	MFS® Research Series - Service Class♦ Massachusetts Financial Services Company	0.99%	12.57%	10.87%	12.65%
Equity	MFS® Technology Portfolio - Service Class♦ Massachusetts Financial Services Company	1.07%	16.28%	12.17%	18.35%

Fund Type	Portfolio Company and Advisor/Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Fixed Income	MFS® Total Return Bond Series - Service Class♦ Massachusetts Financial Services Company	0.78%	6.94%	-0.09%	2.38%
Allocation	MFS® Total Return Series - Service Class♦ Massachusetts Financial Services Company	0.86%	10.91%	6.16%	7.36%
Equity	MFS® Utilities Series - Service Class♦ Massachusetts Financial Services Company	1.03%	14.76%	7.38%	9.22%
Equity	PSF Global Portfolio - Class III♦ PGIM Quantitative Solutions LLC	0.98%	21.73%	N/A	N/A
Allocation	PSF PGIM 50/50 Balanced Portfolio - Class III PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.83%	11.89%	N/A	N/A
Allocation	PSF PGIM Flexible Managed Portfolio - Class III PGIM Fixed Income PGIM Limited PGIM Quantitative Solutions LLC	0.87%	12.87%	N/A	N/A
Fixed Income	PSF PGIM High Yield Bond Portfolio - Class III♦ PGIM Fixed Income PGIM Limited	0.82%	8.71%	N/A	N/A
Equity	PSF PGIM Jennison Blend Portfolio - Class III♦ Jennison Associates LLC	0.71%	18.23%	N/A	N/A
Equity	PSF PGIM Jennison Growth Portfolio - Class III♦ Jennison Associates LLC	0.85%	13.98%	N/A	N/A
Equity	PSF PGIM Jennison Value Portfolio - Class III Jennison Associates LLC	0.68%	16.59%	N/A	N/A
Fixed Income	PSF PGIM Total Return Bond Portfolio - Class III PGIM Fixed Income PGIM Limited	0.68%	7.53%	N/A	N/A
Equity	PSF Small-Cap Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.38%	5.69%	6.97%	9.52%
Equity	PSF Small-Cap Stock Index Portfolio - Class III PGIM Quantitative Solutions LLC	0.63%	5.42%	N/A	N/A
Equity	PSF Stock Index Portfolio - Class I‡ PGIM Quantitative Solutions LLC	0.28%	17.56%	14.09%	14.51%
Equity	PSF Stock Index Portfolio - Class III PGIM Quantitative Solutions LLC	0.53%	17.27%	N/A	N/A

American Funds Insurance Series® Asset Allocation Fund - Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Asset Allocation Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	15.59%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	9.50%
American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Capital World Growth and Income Fund® - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	24.46%
Average Annual Total Returns, 5 Years [Percent]	10.01%
Average Annual Total Returns, 10 Years [Percent]	10.74%
American Funds Insurance Series EUPAC Fund - Class 4 (formerly American Funds Insurance Series International Fund - Class 4) [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® EUPAC Fund - Class 4 (formerly American Funds Insurance Series International Fund - Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
American Funds Insurance Series® Growth Fund - Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	19.93%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	17.67%
American Funds Insurance Series® Growth-Income Fund - Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Growth-Income Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	17.77%
Average Annual Total Returns, 5 Years [Percent]	13.62%
Average Annual Total Returns, 10 Years [Percent]	13.63%
American Funds Insurance Series® New World Fund® - Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® New World Fund® - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.92%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
American Funds Insurance Series SMALLCAP World Fund - Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® SMALLCAP World Fund - Class 4 (formerly Amercian Funds Insurance Series Global Small Capitalization Fund - Class 4)
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
American Funds Insurance Series® The Bond Fund of America® - Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® The Bond Fund of America® - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.98%
Average Annual Total Returns, 5 Years [Percent]	(0.38%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
American Funds Insurance Series® Washington Mutual Investors Fund - Class 4
Variable Option [Line Items]
Portfolio Company Name [Text Block]	American Funds Insurance Series® Washington Mutual Investors Fund - Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
AST Core Fixed Income Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AST Core Fixed Income Portfolio
Portfolio Company Adviser [Text Block]	J.P. Morgan Investment Management Inc.PGIM Fixed IncomePGIM LimitedWellington Management Company LLP
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	7.15%
Average Annual Total Returns, 5 Years [Percent]	(1.10%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
AST Government Money Market Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AST Government Money Market Portfolio
Portfolio Company Adviser [Text Block]	PGIM Fixed Income
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	3.78%
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	1.78%
AST International Equity Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AST International Equity Portfolio
Portfolio Company Adviser [Text Block]	Jennison Associates LLCJ.P. Morgan Investment Management Inc.Massachusetts Financial Services CompanyPGIM Quantitative Solutions LLCPutnam Investment Management LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	32.84%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	10.00%
AST Large-Cap Equity Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AST Large-Cap Equity Portfolio
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLCDimensional Fund Advisors LPJ.P. Morgan Investment Management Inc.PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.88%
Average Annual Total Returns, 5 Years [Percent]	13.25%
Average Annual Total Returns, 10 Years [Percent]	12.47%
AST Large-Cap Growth Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Portfolio Company Adviser [Text Block]	Clearbridge Investments, LLCJennison Associates LLCJ.P. Morgan Investment Management Inc.T. Rowe Price Associates, Inc.Putnam Investment Management LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	11.35%
Average Annual Total Returns, 10 Years [Percent]	16.27%
AST Large-Cap Value Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AST Large-Cap Value Portfolio
Portfolio Company Adviser [Text Block]	ClearBridge Investments, LLCDimensional Fund Advisors LPHotchkis and Wiley Capital Management, LLCJ.P. Morgan Investment Management Inc.Putnam Investment Management LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]	11.35%
AST Quantitative Modeling Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AST Quantitative Modeling Portfolio
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLCPGIM Fixed IncomePGIM LimitedJennison Associates LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.62%
Average Annual Total Returns, 10 Years [Percent]	8.65%
AST Small-Cap Equity Portfolio
Variable Option [Line Items]
Portfolio Company Name [Text Block]	AST Small-Cap Equity Portfolio
Portfolio Company Adviser [Text Block]	Boston Partners Global Investors, Inc.Dimensional Fund Advisors LPDriehaus Capital Management LLCHotchkis and Wiley Capital Management, LLCTimesSquare Capital Management, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	1.81%
Average Annual Total Returns, 10 Years [Percent]	10.39%
BlackRock Advantage Large Cap Core V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Core V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.73%
Average Annual Total Returns, 5 Years [Percent]	13.85%
Average Annual Total Returns, 10 Years [Percent]	14.08%
BlackRock Advantage Large Cap Value V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Advantage Large Cap Value V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	17.99%
Average Annual Total Returns, 5 Years [Percent]	12.42%
Average Annual Total Returns, 10 Years [Percent]	10.85%
BlackRock Basic Value V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Basic Value V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	24.04%
Average Annual Total Returns, 5 Years [Percent]	12.81%
Average Annual Total Returns, 10 Years [Percent]	10.52%
BlackRock Capital Appreciation V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	11.77%
Average Annual Total Returns, 5 Years [Percent]	10.50%
Average Annual Total Returns, 10 Years [Percent]	15.32%
BlackRock Equity Dividend V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Equity Dividend V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	21.32%
Average Annual Total Returns, 5 Years [Percent]	11.45%
Average Annual Total Returns, 10 Years [Percent]	11.01%
BlackRock Global Allocation V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLCBlackRock (Singapore) LimitedBlackRock International Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
BlackRock Large Cap Focus Growth V.I. Fund - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	BlackRock Large Cap Focus Growth V.I. Fund - Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	11.48%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	15.98%
Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Balanced Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Fidelity® Variable Insurance Products Contrafund® Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Contrafund® Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Growth Opportunities Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	21.73%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	19.64%
Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Fidelity® Variable Insurance Products Health Care Portfolio - Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLCFMR Investment Management (UK) LimitedFidelity Management & Research (Hong Kong) LimitedFidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	14.10%
Average Annual Total Returns, 5 Years [Percent]	3.92%
MFS® International Growth Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® International Growth Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.60%
MFS® Investors Trust Series - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Investors Trust Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	12.21%
MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Massachusetts Investors Growth Stock Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	9.61%
Average Annual Total Returns, 5 Years [Percent]	9.74%
Average Annual Total Returns, 10 Years [Percent]	13.98%
MFS® Mid Cap Growth Series - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Mid Cap Growth Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	11.32%
MFS® New Discovery Series - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® New Discovery Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
MFS® Research Series - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Research Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	12.57%
Average Annual Total Returns, 5 Years [Percent]	10.87%
Average Annual Total Returns, 10 Years [Percent]	12.65%
MFS® Technology Portfolio - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Technology Portfolio - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	16.28%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	18.35%
MFS® Total Return Bond Series - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Bond Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.09%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
MFS® Total Return Series - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Total Return Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	10.91%
Average Annual Total Returns, 5 Years [Percent]	6.16%
Average Annual Total Returns, 10 Years [Percent]	7.36%
MFS® Utilities Series - Service Class
Variable Option [Line Items]
Portfolio Company Name [Text Block]	MFS® Utilities Series - Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
PSF Global Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF Global Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	21.73%
PSF PGIM 50/50 Balanced Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM 50/50 Balanced Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	11.89%
PSF PGIM Flexible Managed Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Flexible Managed Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM LimitedPGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.87%
PSF PGIM High Yield Bond Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	8.71%
PSF PGIM Jennison Blend Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Blend Portfolio - Class III
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	18.23%
PSF PGIM Jennison Growth Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Growth Portfolio - Class III
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.98%
PSF PGIM Jennison Value Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Jennison Value Portfolio - Class III
Portfolio Company Adviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	16.59%
PSF PGIM Total Return Bond Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF PGIM Total Return Bond Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Fixed IncomePGIM Limited
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	7.53%
PSF Small-Cap Stock Index Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	5.69%
Average Annual Total Returns, 5 Years [Percent]	6.97%
Average Annual Total Returns, 10 Years [Percent]	9.52%
PSF Small-Cap Stock Index Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF Small-Cap Stock Index Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	5.42%
PSF Stock Index Portfolio - Class I
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class I
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	17.56%
Average Annual Total Returns, 5 Years [Percent]	14.09%
Average Annual Total Returns, 10 Years [Percent]	14.51%
PSF Stock Index Portfolio - Class III
Variable Option [Line Items]
Portfolio Company Name [Text Block]	PSF Stock Index Portfolio - Class III
Portfolio Company Adviser [Text Block]	PGIM Quantitative Solutions LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	17.27%
Asset Allocation
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Allocation
Purpose of Benefit [Text Block]	A method of diversification which allocates assets among classes.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Asset Allocation
Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging
Purpose of Benefit [Text Block]	Allows you to systematically transfer a percentage amount out of any Variable Option and into any other Variable Option(s).
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Dollar Cost Averaging
Auto-Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Auto-Rebalancing
Purpose of Benefit [Text Block]	You can direct us to automatically rebalance your assets to return to your original allocation percentage or to a subsequent allocation percentage you select.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Auto-Rebalancing
Basic Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Basic Death Benefit
Purpose of Benefit [Text Block]	Provides protection for your Beneficiary(ies) by ensuring that they do not receive less than your Account Value.
Standard Benefit [Flag]	true
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	None
Name of Benefit [Text Block]	Basic Death Benefit
Return of Purchase Payments Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Purpose of Benefit [Text Block]	Provide an optional death benefit called the Return of Purchase Payments Death Benefit.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Must be elected at the time you purchase the Annuity. The availability of Contract benefits described in this prospectus may vary depending on the broker-dealer through which the Contract is sold. See "Appendix C- Financial Intermediary Variations."
Name of Benefit [Text Block]	Return of Purchase Payments Death Benefit
Operation of Benefit [Text Block]
THE RETURN OF PURCHASE PAYMENTS DEATH BENEFIT
For an additional charge, both Annuities provide an optional death benefit called the Return of Purchase Payments Death Benefit., which must be elected at the time you purchase the Annuity. This is referred to as the Return of Adjusted Purchase Payments Death Benefit Rider and will be attached to your Annuity contract once issued. You must be no older than age 79 to elect this optional benefit. Once elected, this optional benefit cannot be cancelled at a later date. Additionally, if your Annuity was issued before August 24, 2015, and you elected the Return of Purchase Payments Death Benefit, certain Investment Options are not available to invest in or to transfer from. Please see the “Restriction on Transfers Between Investment Options” section of this prospectus.
The amount of the death benefit under the Return of Purchase Payments Death Benefit is equal to the greater of:
●	The Return of Purchase Payments Amount, defined below; AND
●	The Account Value on the date we receive Due Proof of Death.
Calculation of the Return of Purchase Payments Amount
Initially, the Return of Purchase Payment amount is equal to the sum of all Adjusted Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:
●	Increased by additional Adjusted Purchase Payments allocated to the Annuity, and
●
Reduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal).

Here is an example of how the optional Return of Purchase Payments death benefit is calculated:
The contract was issued with Purchase Payments totaling $100,000 but, due to negative Variable Option performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would still be $100,000. This amount, however, is reduced proportionally when you make a withdrawal from the contract. If the contract Owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.

Calculation Method of Benefit [Text Block]	Calculation of the Return of Purchase Payments AmountInitially, the Return of Purchase Payment amount is equal to the sum of all Adjusted Purchase Payments allocated to the Annuity on its Issue Date. Thereafter, the Return of Purchase Payments Amount is:Increased by additional Adjusted Purchase Payments allocated to the Annuity, andReduced for any partial withdrawals. A withdrawal will cause a proportional reduction to the Return of Purchase Payments Amount equal to the ratio of the amount of the withdrawal to the Account Value immediately prior to the withdrawal).Here is an example of how the optional Return of Purchase Payments death benefit is calculated:The contract was issued with Purchase Payments totaling $100,000 but, due to negative Variable Option performance, the Account Value had decreased to $80,000. If the Owner died, the death benefit would still be $100,000. This amount, however, is reduced proportionally when you make a withdrawal from the contract. If the contract Owner had withdrawn 50% of the remaining $80,000, the death benefit would also be reduced by 50%. Since the death benefit had been $100,000, it would now be $50,000.
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	You can lose money by investing in the Contract.For more information on the risk of loss from poor performance, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of Loss: You could lose money by investing in the Annuity, including your principal investment. An investment in the Annuity is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to provide benefits on a long-term basis. Because of the long-term nature of the Contract, you should consider whether the Contract is consistent with your financial situation and objectives. Withdrawals may generally reduce the level of various optional benefit guarantees provided and may be subject to federal and state income taxes, as well as a 10% additional tax.For more information on the short-term investment risks, please refer to the “Principal Risks Investing in the Contract” section of this prospectus.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options you select. Each of the Investment Options available under the Contract has its own unique risks. You should review the Investment Options before making an investment decision.For more information on the risk associated with Investment Options, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Early Withdrawal Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Early Withdrawal Risk: The Annuity is not a short-term investment vehicle and is not an appropriate investment for an investor who needs ready access to cash. The Annuity is designed to provide benefits on a long-term basis. Because of the long-term nature of the Annuity, you should consider whether the Annuity is consistent with your financial situation and objectives. Withdrawals under the Annuity, including partial withdrawals and a full surrender, may be subject to negative tax consequences. If you have elected certain Optional Benefits, a withdrawal may reduce the amount of your Benefit on more than a dollar-for-dollar basis. While the Annuity provides a Death Benefit, the amount of that benefit is subject to investment gains and losses and is reduced for any withdrawals you take.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request. Such requests can be made toll free at 1-888-PRU-2888.For more information on insurance company risks, please refer to the “Principal Risks of Investing in the Contract” section of this prospectus.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk: No company other than Pruco Life of New Jersey has any legal responsibility to pay amounts that Pruco Life of New Jersey owes under the Annuity, including amounts allocated to the fixed allocations, which are supported by our general account and are subject to our claims-paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. You should look to the financial strength of Pruco Life of New Jersey for its claims-paying ability. Pruco Life of New Jersey is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect Pruco Life of New Jersey and our ability to conduct business and process transactions. Although Pruco Life of New Jersey has business continuity plans, it is possible that the plans may not operate as intended or required and that Pruco Life of New Jersey may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.
Risks Associated with Variable Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risks Associated with Variable Options: You take all the investment risk for amounts allocated to one or more of the Variable Options, which invest in Portfolios. If the Variable Options you select increase in value, then your Account Value goes up; if they decrease in value, your Account Value goes down. How much your Account Value goes up or down depends on the performance of the Portfolios in which your Variable Options invest. We do not guarantee the investment results of any Portfolio. An investment in the Annuity is subject to the risk of poor investment performance, and the value of your investment can vary depending on the performance of the selected Portfolio(s), each of which has its own unique risks. You should review the Portfolios before making an investment decision. We reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates.
Possible Adverse Tax Consequences [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Adverse Tax Consequences: The tax considerations associated with the Annuity vary and can be complicated. The tax considerations discussed in this prospectus are general in nature and describe only federal income tax law (not state, local, foreign or other federal tax laws). Before making a Purchase Payment or taking other action related to your Annuity, you should consult with a qualified tax advisor for complete information and advice. For example, distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. In addition, if you take a distribution prior to the taxpayer’s age 59½, you may be subject to a 10% additional tax in addition to ordinary income taxes on any gain.
Possible Fees on Access to Account Value [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Possible Fees on Access to Account Value: We may apply fees if you access your Account Value during the Accumulation Period or surrender your Annuity. For example, in addition to possible tax consequences discussed above, you may incur fees for accessing your Account Value such as a Contingent Deferred Sales Charge, Annual Maintenance Fee, Tax Charge, and/or a charge for any optional benefit. In addition, we may assess a Market Value Adjustment for withdrawals from a fixed allocation.
Annuity Changes Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Annuity Changes Risk: We reserve the right to limit the number of transfers you may make or to impose a minimum transfer amount. We also reserve the right to add, eliminate, substitute or combine Variable Options as Investment Options available under the Annuity or to close Variable Options to subsequent Purchase Payments on existing Annuities or for Annuities purchased on or after specified dates. We may limit, suspend or reject any additional Purchase Payment at any time on a non-discriminatory basis. If we do so, you may no longer be able to increase the amount of the death benefit under an optional death benefit through subsequent Purchase Payments. This would also impact your ability to make annual contributions to certain qualified Annuities. In addition, we may impose limitations on an investment professional’s or investment advisor’s ability to request financial transactions on your behalf.
Cyber Security and Business Continuity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cyber Security and Business Continuity Risks: With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, the Company is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of increasingly complex products, such as those that feature automatic asset transfer or reallocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.The Company is also subject to risks related to disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases (such as COVID-19), utility failures, terrorist acts, political and social developments, and military and governmental actions. These risks are often collectively referred to as “business continuity” risks. These events could adversely affect the Company and our ability to conduct business and process transactions. Although the Company has business continuity plans, it is possible that the plans may not operate as intended or required and that the Company may not be able to provide required services, process transactions, deliver documents or calculate values. It is also possible that service levels may decline as a result of such events.Cyber security events, disasters and similar events, whether deliberate or unintentional, that could impact the Company and Contract owners could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s Portfolios and with third-party service providers. Cyber security and other events affecting any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to a Portfolio, an inability to calculate unit values with respect to the Annuity and/or the net asset value (“NAV”) with respect to a Portfolio, and disclosures of your personal or confidential account information. In addition to direct impacts to you, cyber security and other events described above may result in adverse impacts to the Company, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by the Company may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by the Company in enhancing and upgrading computer systems and systems security following a cyber security failure or responding to a disaster or similar event. The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. In addition, the global spread of COVID-19 has caused the Company and its service providers to implement business continuity plans, including widespread use of work-from-home arrangements. Although the Company, our service providers, and the Portfolios offered under the Annuity may have established business continuity plans and risk management systems to mitigate risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Company cannot control or assure the efficacy of the cyber security and business continuity plans and systems implemented by third-party service providers, the Portfolios, and the issuers in which the Portfolios invest.The military invasion of Ukraine initiated by Russia in February 2022 and the resulting response by the United States and other countries have led to economic disruptions, as well as increased volatility and uncertainty in the financial markets. It is not possible to predict the ultimate duration and scope of the conflict, or the future impact on U.S. and global economies and financial markets.
Artificial Intelligence Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Artificial Intelligence Risk: In addition to the cyber security risks described above, the development, adoption and use of AI, including generative artificial intelligence (“Generative AI”), by us and by third parties on whom we rely may increase existing operational risks or create new operational risks that we are not currently anticipating. AI technologies offer potential benefits in areas such as customer service personalization and process automation, and we expect to use AI and Generative AI to help deliver products and services and support critical functions. We also expect third parties on whom we rely to do the same. There are significant risks involved in developing and deploying AI, and there can be no assurance that its use will enhance our products or services or be beneficial to our business, including our efficiency or profitability. The risk that AI and Generative AI may be misused is increased by the relative newness of the technology, the speed at which it is being adopted, and the lack of laws, regulations or standards governing its use. Such misuse could expose the Company to legal or regulatory risk, damage customer relationships or cause reputational harm. Further, our ability to continue to develop and efficiently deploy AI technologies depends on access to specific third-party equipment and other physical infrastructure, such as processing hardware and network capacity, the availability and pricing of which is difficult to control, especially in a highly competitive environment. Our competitors may also adopt AI or Generative AI more quickly or more effectively than we do, which could cause competitive harm. Because the Generative AI technology is so new, some of the potential risks of Generative AI are currently unknowable.
C Series (Member)
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.35%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.384%
Lowest Annual Cost [Dollars]	$ 1,651
Highest Annual Cost [Dollars]	$ 3,151
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	0.00%
B Series (Member)
Item 3. Key Information [Line Items]
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.95%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.134%
Lowest Annual Cost [Dollars]	$ 1,248
Highest Annual Cost [Dollars]	$ 2,901
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Deferred Sales Load (of Purchase Payments), Current [Percent]	7.00%
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 | C Series (Member)
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.68%
Base Contract Expense (of Average Account Value), Current [Percent]	0.68%
Account Value Based Insurance Charge - for contracts issued on or after September 16, 2019 | B Series (Member)
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.48%
Base Contract Expense (of Average Account Value), Current [Percent]	0.48%
Premium Based Insurance Charge - for contracts issued before September 16, 2019 | C Series (Member)
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.67%
Base Contract Expense (of Average Account Value), Current [Percent]	0.67%
Premium Based Insurance Charge - for contracts issued before September 16, 2019 | B Series (Member)
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.55%
Base Contract Expense (of Average Account Value), Current [Percent]	0.55%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 | C Series (Member)
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.68%
Base Contract Expense (of Average Account Value), Current [Percent]	0.68%
Account Value Based Insurance Charge - for contracts issued before September 16, 2019 | B Series (Member)
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.55%
Base Contract Expense (of Average Account Value), Current [Percent]	0.55%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019 | C Series (Member)
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.67%
Base Contract Expense (of Average Account Value), Current [Percent]	0.67%
Premium Based Insurance Charge - for contracts issued on or after September 16, 2019 | B Series (Member)
Item 4. Fee Table [Line Items]
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.47%
Base Contract Expense (of Average Account Value), Current [Percent]	0.47%
Premium Based Insurance Charge - for contracts issued on or after August 24, 2015 | Return of Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.17%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.17%
Account Value Based Insurance Charge - for contracts issued on or after August 24, 2015 | Return of Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.18%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.18%
Premium Based Insurance Charge - for contracts issued prior to August 24, 2015 | Return of Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Account Value Based Insurance Charge - for contracts issued prior to August 24, 2015 | Return of Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.15%
Optional Benefit Expense (of Benefit Base), Current [Percent]	0.15%
For contracts issued before August 24, 2015 | C Series (Member)
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]	If you surrender your Contract at the end of the applicable time period: $3,101 $9,429 $15,934 $33,034 $1,954 $5,965 $10,124 $21,244
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,101
Surrender Expense, 1 Year, Minimum [Dollars]	1,954
Surrender Expense, 3 Years, Maximum [Dollars]	9,429
Surrender Expense, 3 Years, Minimum [Dollars]	5,965
Surrender Expense, 5 Years, Maximum [Dollars]	15,934
Surrender Expense, 5 Years, Minimum [Dollars]	10,124
Surrender Expense, 10 Years, Maximum [Dollars]	33,034
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,244
Annuitize Example [Table Text Block]	If you annuitize your Contract at the end of the applicable time period: $3,101 $9,429 $15,934 $33,034 $1,954 $5,965 $10,124 $21,244
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,101
Annuitized Expense, 1 Year, Minimum [Dollars]	1,954
Annuitized Expense, 3 Years, Maximum [Dollars]	9,429
Annuitized Expense, 3 Years, Minimum [Dollars]	5,965
Annuitized Expense, 5 Years, Maximum [Dollars]	15,934
Annuitized Expense, 5 Years, Minimum [Dollars]	10,124
Annuitized Expense, 10 Years, Maximum [Dollars]	33,034
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,244
No Surrender Example [Table Text Block]	If you do not surrender or annuitize your Contract at the end of the applicable time period: $3,101 $9,429 $15,934 $33,034 $1,954 $5,965 $10,124 $21,244
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,101
No Surrender Expense, 1 Year, Minimum [Dollars]	1,954
No Surrender Expense, 3 Years, Maximum [Dollars]	9,429
No Surrender Expense, 3 Years, Minimum [Dollars]	5,965
No Surrender Expense, 5 Years, Maximum [Dollars]	15,934
No Surrender Expense, 5 Years, Minimum [Dollars]	10,124
No Surrender Expense, 10 Years, Maximum [Dollars]	33,034
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,244
For contracts issued before August 24, 2015 | B Series (Member)
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]	If you surrender your Contract at the end of the applicable time period: $9,851 $14,688 $19,715 $30,690 $8,702 $11,204 $13,849 $18,657
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,851
Surrender Expense, 1 Year, Minimum [Dollars]	8,702
Surrender Expense, 3 Years, Maximum [Dollars]	14,688
Surrender Expense, 3 Years, Minimum [Dollars]	11,204
Surrender Expense, 5 Years, Maximum [Dollars]	19,715
Surrender Expense, 5 Years, Minimum [Dollars]	13,849
Surrender Expense, 10 Years, Maximum [Dollars]	30,690
Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,657
Annuitize Example [Table Text Block]	If you annuitize your Contract at the end of the applicable time period: $2,851 $8,688 $14,715 $30,690 $1,702 $5,204 $8,849 $18,657
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,851
Annuitized Expense, 1 Year, Minimum [Dollars]	1,702
Annuitized Expense, 3 Years, Maximum [Dollars]	8,688
Annuitized Expense, 3 Years, Minimum [Dollars]	5,204
Annuitized Expense, 5 Years, Maximum [Dollars]	14,715
Annuitized Expense, 5 Years, Minimum [Dollars]	8,849
Annuitized Expense, 10 Years, Maximum [Dollars]	30,690
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 18,657
No Surrender Example [Table Text Block]	If you do not surrender or annuitize your Contract at the end of the applicable time period: $2,851 $8,688 $14,715 $30,690 $1,702 $5,204 $8,849 $18,657
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,851
No Surrender Expense, 1 Year, Minimum [Dollars]	1,702
No Surrender Expense, 3 Years, Maximum [Dollars]	8,688
No Surrender Expense, 3 Years, Minimum [Dollars]	5,204
No Surrender Expense, 5 Years, Maximum [Dollars]	14,715
No Surrender Expense, 5 Years, Minimum [Dollars]	8,849
No Surrender Expense, 10 Years, Maximum [Dollars]	30,690
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 18,657
For Contracts issued on or after August 24, 2015 and applications signed before August 8, 2016 | C Series (Member)
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]	If you surrender your Contract at the end of the applicable time period: $3,151 $9,577 $16,178 $33,503 $2,004 $6,118 $10,380 $21,764
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,151
Surrender Expense, 1 Year, Minimum [Dollars]	2,004
Surrender Expense, 3 Years, Maximum [Dollars]	9,577
Surrender Expense, 3 Years, Minimum [Dollars]	6,118
Surrender Expense, 5 Years, Maximum [Dollars]	16,178
Surrender Expense, 5 Years, Minimum [Dollars]	10,380
Surrender Expense, 10 Years, Maximum [Dollars]	33,503
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,764
Annuitize Example [Table Text Block]	If you annuitize your Contract at the end of the applicable time period: $3,151 $9,577 $16,178 $33,503 $2,004 $6,118 $10,380 $21,764
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,151
Annuitized Expense, 1 Year, Minimum [Dollars]	2,004
Annuitized Expense, 3 Years, Maximum [Dollars]	9,577
Annuitized Expense, 3 Years, Minimum [Dollars]	6,118
Annuitized Expense, 5 Years, Maximum [Dollars]	16,178
Annuitized Expense, 5 Years, Minimum [Dollars]	10,380
Annuitized Expense, 10 Years, Maximum [Dollars]	33,503
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,764
No Surrender Example [Table Text Block]	If you do not surrender or annuitize your Contract at the end of the applicable time period: $3,151 $9,577 $16,178 $33,503 $2,004 $6,118 $10,380 $21,764
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,151
No Surrender Expense, 1 Year, Minimum [Dollars]	2,004
No Surrender Expense, 3 Years, Maximum [Dollars]	9,577
No Surrender Expense, 3 Years, Minimum [Dollars]	6,118
No Surrender Expense, 5 Years, Maximum [Dollars]	16,178
No Surrender Expense, 5 Years, Minimum [Dollars]	10,380
No Surrender Expense, 10 Years, Maximum [Dollars]	33,503
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,764
For Contracts issued on or after August 24, 2015 and applications signed before August 8, 2016 | B Series (Member)
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]	If you surrender your Contract at the end of the applicable time period: $9,901 $14,837 $19,961 $31,165 $8,752 $11,357 $14,106 $19,185
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,901
Surrender Expense, 1 Year, Minimum [Dollars]	8,752
Surrender Expense, 3 Years, Maximum [Dollars]	14,837
Surrender Expense, 3 Years, Minimum [Dollars]	11,357
Surrender Expense, 5 Years, Maximum [Dollars]	19,961
Surrender Expense, 5 Years, Minimum [Dollars]	14,106
Surrender Expense, 10 Years, Maximum [Dollars]	31,165
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,185
Annuitize Example [Table Text Block]	If you annuitize your Contract at the end of the applicable time period: $2,901 $8,837 $14,961 $31,165 $1,752 $5,357 $9,106 $19,185
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,901
Annuitized Expense, 1 Year, Minimum [Dollars]	1,752
Annuitized Expense, 3 Years, Maximum [Dollars]	8,837
Annuitized Expense, 3 Years, Minimum [Dollars]	5,357
Annuitized Expense, 5 Years, Maximum [Dollars]	14,961
Annuitized Expense, 5 Years, Minimum [Dollars]	9,106
Annuitized Expense, 10 Years, Maximum [Dollars]	31,165
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 19,185
No Surrender Example [Table Text Block]	If you do not surrender or annuitize your Contract at the end of the applicable time period: $2,901 $8,837 $14,961 $31,165 $1,752 $5,357 $9,106 $19,185
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,901
No Surrender Expense, 1 Year, Minimum [Dollars]	1,752
No Surrender Expense, 3 Years, Maximum [Dollars]	8,837
No Surrender Expense, 3 Years, Minimum [Dollars]	5,357
No Surrender Expense, 5 Years, Maximum [Dollars]	14,961
No Surrender Expense, 5 Years, Minimum [Dollars]	9,106
No Surrender Expense, 10 Years, Maximum [Dollars]	31,165
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,185
For Applications signed on or after August 8, 2016 | C Series (Member)
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]	If you surrender your Contract at the end of the applicable time period: $3,151 $9,577 $16,178 $33,503 $2,004 $6,118 $10,380 $21,764
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,151
Surrender Expense, 1 Year, Minimum [Dollars]	2,004
Surrender Expense, 3 Years, Maximum [Dollars]	9,577
Surrender Expense, 3 Years, Minimum [Dollars]	6,118
Surrender Expense, 5 Years, Maximum [Dollars]	16,178
Surrender Expense, 5 Years, Minimum [Dollars]	10,380
Surrender Expense, 10 Years, Maximum [Dollars]	33,503
Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,764
Annuitize Example [Table Text Block]	If you annuitize your Contract at the end of the applicable time period: $3,151 $9,577 $16,178 $33,503 $2,004 $6,118 $10,380 $21,764
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 3,151
Annuitized Expense, 1 Year, Minimum [Dollars]	2,004
Annuitized Expense, 3 Years, Maximum [Dollars]	9,577
Annuitized Expense, 3 Years, Minimum [Dollars]	6,118
Annuitized Expense, 5 Years, Maximum [Dollars]	16,178
Annuitized Expense, 5 Years, Minimum [Dollars]	10,380
Annuitized Expense, 10 Years, Maximum [Dollars]	33,503
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 21,764
No Surrender Example [Table Text Block]	If you do not surrender or annuitize your Contract at the end of the applicable time period: $3,151 $9,577 $16,178 $33,503 $2,004 $6,118 $10,380 $21,764
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,151
No Surrender Expense, 1 Year, Minimum [Dollars]	2,004
No Surrender Expense, 3 Years, Maximum [Dollars]	9,577
No Surrender Expense, 3 Years, Minimum [Dollars]	6,118
No Surrender Expense, 5 Years, Maximum [Dollars]	16,178
No Surrender Expense, 5 Years, Minimum [Dollars]	10,380
No Surrender Expense, 10 Years, Maximum [Dollars]	33,503
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 21,764
For Applications signed on or after August 8, 2016, but for contracts issued before July 15, 2019 | B Series (Member)
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]	If you surrender your Contract at the end of the applicable time period: $9,901 $14,837 $19,961 $31,165 $8,752 $11,357 $14,106 $19,185
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,901
Surrender Expense, 1 Year, Minimum [Dollars]	8,752
Surrender Expense, 3 Years, Maximum [Dollars]	14,837
Surrender Expense, 3 Years, Minimum [Dollars]	11,357
Surrender Expense, 5 Years, Maximum [Dollars]	19,961
Surrender Expense, 5 Years, Minimum [Dollars]	14,106
Surrender Expense, 10 Years, Maximum [Dollars]	31,165
Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,185
Annuitize Example [Table Text Block]	If you annuitize your Contract at the end of the applicable time period: $2,901 $8,837 $14,961 $31,165 $1,752 $5,357 $9,106 $19,185
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,901
Annuitized Expense, 1 Year, Minimum [Dollars]	1,752
Annuitized Expense, 3 Years, Maximum [Dollars]	8,837
Annuitized Expense, 3 Years, Minimum [Dollars]	5,357
Annuitized Expense, 5 Years, Maximum [Dollars]	14,961
Annuitized Expense, 5 Years, Minimum [Dollars]	9,106
Annuitized Expense, 10 Years, Maximum [Dollars]	31,165
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 19,185
No Surrender Example [Table Text Block]	If you do not surrender or annuitize your Contract at the end of the applicable time period: $2,901 $8,837 $14,961 $31,165 $1,752 $5,357 $9,106 $19,185
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,901
No Surrender Expense, 1 Year, Minimum [Dollars]	1,752
No Surrender Expense, 3 Years, Maximum [Dollars]	8,837
No Surrender Expense, 3 Years, Minimum [Dollars]	5,357
No Surrender Expense, 5 Years, Maximum [Dollars]	14,961
No Surrender Expense, 5 Years, Minimum [Dollars]	9,106
No Surrender Expense, 10 Years, Maximum [Dollars]	31,165
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,185
For contracts issued on or after July 15, 2019 | B Series (Member)
Item 4. Fee Table [Line Items]
Surrender Example [Table Text Block]	If you surrender your Contract at the end of the applicable time period: $9,751 $14,392 $19,230 $29,757 $8,601 $10,901 $13,342 $17,636
Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,751
Surrender Expense, 1 Year, Minimum [Dollars]	8,601
Surrender Expense, 3 Years, Maximum [Dollars]	14,392
Surrender Expense, 3 Years, Minimum [Dollars]	10,901
Surrender Expense, 5 Years, Maximum [Dollars]	19,230
Surrender Expense, 5 Years, Minimum [Dollars]	13,342
Surrender Expense, 10 Years, Maximum [Dollars]	29,757
Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,636
Annuitize Example [Table Text Block]	If you annuitize your Contract at the end of the applicable time period: $2,751 $8,392 $14,230 $29,757 $1,601 $4,901 $8,342 $17,636
Annuitized Expense, 1 Year, Maximum [Dollars]	$ 2,751
Annuitized Expense, 1 Year, Minimum [Dollars]	1,601
Annuitized Expense, 3 Years, Maximum [Dollars]	8,392
Annuitized Expense, 3 Years, Minimum [Dollars]	4,901
Annuitized Expense, 5 Years, Maximum [Dollars]	14,230
Annuitized Expense, 5 Years, Minimum [Dollars]	8,342
Annuitized Expense, 10 Years, Maximum [Dollars]	29,757
Annuitized Expense, 10 Years, Minimum [Dollars]	$ 17,636
No Surrender Example [Table Text Block]	If you do not surrender or annuitize your Contract at the end of the applicable time period: $2,751 $8,392 $14,230 $29,757 $1,601 $4,901 $8,342 $17,636
No Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,751
No Surrender Expense, 1 Year, Minimum [Dollars]	1,601
No Surrender Expense, 3 Years, Maximum [Dollars]	8,392
No Surrender Expense, 3 Years, Minimum [Dollars]	4,901
No Surrender Expense, 5 Years, Maximum [Dollars]	14,230
No Surrender Expense, 5 Years, Minimum [Dollars]	8,342
No Surrender Expense, 10 Years, Maximum [Dollars]	29,757
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,636
Premium Based Insurance Charge
Item 3. Key Information [Line Items]
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.17%
Premium Based Insurance Charge | Return of Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.17%
Account Value Based Insurance Charge
Item 3. Key Information [Line Items]
Optional Benefits Minimum [Percent]	0.15%
Optional Benefits Maximum [Percent]	0.18%
Account Value Based Insurance Charge | Return of Purchase Payments Death Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.18%

[1]
2.	The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series for contracts issued on or after September 16, 2019 and is deducted on a quarterly basis at a rate of 0.1375% for the B Series for contracts issued before September 16, 2019. The Premium Based Insurance Charge is deducted on a quarterly basis at a rate of 0.1675% for the C Series.

[2]
3.	For contracts issued on or after August 24, 2015 the Return of Purchase Payments Death Benefit charge is comprised of a 0.18% charge assessed daily as a percentage of the net assets of the Variable Options (Account Value Based Charge) plus a 0.17% Premium Based Charge assessed quarterly at 0.0425% and deducted on a proportional basis from the Variable Options in which you maintain Account Value on the date the charge is due. For contracts issued prior to August 24, 2015, the charge is comprised of a 0.15% charge assessed daily as a percentage of the net assets of the Variable Options (Account Value Based Charge) plus a 0.15% Premium Based Charge assessed quarterly at 0.0375% and deducted on a proportional basis from the Variable Options in which you maintain Account Value on the date the charge is due.

[3]
3.	We do not currently assess this fee. However, we reserve the right to charge up to $50 for each additional report (i.e., confirmation statement or quarterly statement) you request.

[4]
1.	The Administrative Expense is referred to as “Annual Maintenance Fee” elsewhere in this Prospectus. The Administrative Expense is only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.

[5]
1.	The Deferred Sales Charges, if applicable, are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1. Purchase Payments are withdrawn on a “first-in, first-out” basis.

[6]
2.	Currently, we deduct the fee after the 20th transfer each Annuity Year. Transfers in connection with a rebalancing or dollar cost averaging program do not count toward the 20 free transfers in an Annuity Year.

[7]
The additional information below may be applicable to the Portfolios listed in the above table.

[8]
Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.

[9]
PGIM Fixed Income is a business unit of PGIM, Inc.

[10]
PGIM Investments LLC manages each of the Portfolios of The Prudential Series Fund (PSF).

[11]
PGIM Investments LLC manages each of the Portfolios of the Advanced Series Trust (AST). AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the Portfolios of AST.

[12]
PGIM Real Estate is a business unit of PGIM, Inc.

[13]
1.	These Portfolios are also offered in other variable annuity contracts that utilize a predetermined mathematical formula to manage the guarantees offered in connection with optional benefits.
Those other variable annuity contracts offer certain optional living benefits that utilize a predetermined mathematical formula (the “formula”) to manage the guarantees offered in connection with those optional benefits. The formula monitors each contract Owner’s Account Value daily and, if necessary, will systematically transfer amounts among investment options. The formula transfers funds between the Variable Options for those variable annuity contracts and an AST Bond Portfolio Variable Option or a fixed account (those AST Bond Portfolios or a fixed account may not be available in connection with the annuity contracts offered through this prospectus). You should be aware that the operation of the formula in those other variable annuity contracts may result in large-scale asset flows into and out of the underlying Portfolios that are available with your contract. These asset flows could adversely impact the underlying Portfolios, including their risk profile, expenses and performance. Because transfers between the Variable Options and the AST Bond Variable Option or a fixed account can be frequent and the amount transferred can vary from day to day, any of the underlying Portfolios could experience the following effects, among others:
(a)	a Portfolio’s investment performance could be adversely affected by requiring a subadvisor to purchase and sell securities at inopportune times or by otherwise limiting the subadvisor’s ability to fully implement the Portfolio’s investment strategy;
(b)	the subadvisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would hold, which could adversely affect performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held; and
(c)	a Portfolio may experience higher turnover and greater negative asset flows than it would have experienced without the formula, which could result in higher operating expense ratios and higher transaction costs for the Portfolio compared to other similar funds.
The efficient operation of the asset flows among Portfolios triggered by the formula depends on active and liquid markets. If market liquidity is strained, the asset flows may not operate as intended. For example, it is possible that illiquid markets or other market stress could cause delays in the transfer of cash from one Portfolio to another Portfolio, which in turn could adversely impact performance.
Before you allocate to the Variable Option with the AST Portfolios listed above, you should consider the potential effects on the Portfolios that are the result of the operation of the formula in the variable annuity contracts that are unrelated to your Variable Annuity. Please work with your financial professional to determine which Portfolios are appropriate for your needs.

[14]
‡	The Portfolio has certain restrictions regarding availability for investment by Contract Owners as listed below.
PSF Small-Cap Stock Index Portfolio - Class I
Effective April 26, 2021 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.
PSF Stock Index Portfolio - Class I
Effective April 26, 2021 was closed to all new investments except those made by contract Owners who had account value in the Portfolio on the effective date or at any time prior to the effective date.

[15]
♦	This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.